CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss attributable to T Stamp Inc.	$ (4,717,818)	$ (4,614,348)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	406,454	344,631
Stock-based compensation	157,311	747,432
Change in fair value of warrant liability	(5,615)	(77,060)
Repayment of shareholder loan through in-kind services	18,547	55,860
Impairment of assets	16,819	23,885
Gain on sale of property and equipment	(216,189)
Non-cash interest	19,904
Non-cash lease expense	109,879
Non-cash write off of mobile hardware	(15,775)
Loss on retirement of equipment	(17,589)
Changes in assets and liabilities:
Accounts receivable	521,685	539,770
Related party receivables	(1,551)	(20,533)
Prepaid expenses and other current assets	83,041	294,198
Other assets	(9,063)	27,539
Accounts payable	(171,183)	93,731
Accrued expense	(437,365)	(616,528)
Related party payables	(134,824)	(89,616)
Deferred revenue	887,218	(287,713)
Income tax payable	(5,616)
Operating lease liabilities	(104,817)
Customer deposit liabilities		(280,108)
Net cash flows from operating activities	(3,581,369)	(3,858,860)
Cash flows from investing activities:
Sale of property and equipment	377,360
Capitalized internally developed software costs	(356,892)	(395,748)
Patent application costs	(37,717)	(93,749)
Acquisition of Pixelpin intangible asset		13,362
Purchases of property and equipment		(18,117)
Purchase of digital assets		(30,000)
Net cash flows from investing activities	(17,249)	(524,252)
Cash flows from financing activities:
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees	7,464,312	203,439
Proceeds from exercise of warrants to common stock	1,554	3,385,935
Proceeds from exercise of options to common stock	2,000	71,592
Forfeited common stock shares to satisfy taxes	(22,804)
Proceeds from issuance of common stock warrants		55,838
Principal payments on financial liabilities	(29,715)	(30,098)
Net cash flows from financing activities	7,415,347	3,686,706
Effect of foreign currency translation on cash	(35,809)	48,274
Net change in cash and cash equivalents	3,780,920	(648,132)
Cash and cash equivalents, beginning of period	1,254,494	3,475,695
Cash and cash equivalents, end of period	5,035,414	2,827,563
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	570	8
Supplemental disclosure of non-cash activities:
Adjustment to operating lease right-of-use assets related to renewed leases	82,185
Adjustment to operating lease right of use assets related to terminated leases	82,095
Adjustment to operating lease operating lease liabilities related to renewed leases	83,298
Adjustment to operating lease liabilities related to terminated leases	77,648
Prepaid rent expense reclassified upon termination of leases	$ 5,335
Property and equipment acquired under financial liability		$ (297,240)